Shareholders Notes Payable	12 Months Ended
Oct. 31, 2024
Shareholders Notes Payable [Abstract]
SHAREHOLDERS NOTES PAYABLE

NOTE 4: SHAREHOLDERS NOTES PAYABLE

Between April 2022 and October 2024, Paul Turin and Greg Delory made various loans to the company. The balance at October 31, 2024 and October 31, 2023 was $552,877 and $427,103, respectively. The loans terms are for 36 months and are classified as current and non-current liabilities on the consolidated balance sheets with 6.5% to 11.25% interest per annum. All unpaid principal, accrued interest, and other amounts owing under the above notes are paid at maturity. These notes are collateralized with Company receivables and other assets.

	October 31, 2024	October 31, 2023
Notes payable – shareholders current portion	$370,000	$17,103
Notes payable – shareholders non-current portion	182,877	410,000
Total related party loans payable	$552,877	$427,103

The aggregate maturity on the notes payable as of October 31, 2024, are as follows:

2025	$370,000
2026	72,877
2027	110,000
2028	—
2029	—
552,877
Less current portion	(370,000)
Notes payable – shareholders non-current portion	$182,877